GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of carrying value of goodwill

		Cloud-based
	Cloud service	digital solutions
	and solutions	and services	Total
	RMB	RMB	RMB
Balance as of December 31, 2023	3,650,504	955,220	4,605,724
Balance as of December 31, 2024	3,650,504	955,220	4,605,724
Balance as of December 31, 2024, in US$	500,117	130,865	630,982